Document and Entity Information	12 Months Ended
Mar. 19, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 21, 2013
Registrant Name	ALLIANCEBERNSTEIN BOND FUND INC
Central Index Key	0000003794
Amendment Flag	false
Document Creation Date	Mar. 21, 2013
Document Effective Date	Mar. 21, 2013
Prospectus Date	Mar. 19, 2013